Cover Page	3 Months Ended
Jan. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Entity Registrant Name	ROYAL BANK OF CANADA
Entity Central Index Key	0001000275
Entity Accounting Standard	IFRS
Current Fiscal Year End Date	--10-31